Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	13,081,328	8,775,326	9,721,609	13,081,328
Granted		1,704,758	3,543,040	2,463,890
Exercised		(1,264,610)	(2,738,607)	(5,006,343)
Reverse stock split		(7,193,533)
Cancelled		(1,061,165)	(1,750,716)	(817,266)
Outstanding		960,776	8,775,326	9,721,609
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,285,619	675,691	910,382	1,285,619
Granted	20,000	0	0	0
Exercised		(2,280)	(229,291)	(375,237)
Reverse stock split		(641,874)
Other			(5,400)
Cancelled		0	0	0
Outstanding		31,537	675,691	910,382
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	6,238,316	1,932,862	3,003,867	6,238,316
Granted		0	0	38,610
Exercised		(92,822)	(1,063,152)	(3,271,405)
Reverse stock split		(1,816,126)
Other			5,400
Cancelled		0	(13,253)	(1,654)
Outstanding		23,914	1,932,862	3,003,867
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,033,609	1,013,609	1,013,609	1,033,609
Granted		0	0	0
Exercised		0	0	(20,000)
Reverse stock split		(962,929)
Other			0
Cancelled		0	0	0
Outstanding		50,680	1,013,609	1,013,609
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,027,765	2,333,924	2,984,802	2,027,765
Granted		1,704,758	1,822,625	2,425,280
Exercised		(794,224)	(1,101,262)	(944,298)
Reverse stock split		(1,766,120)
Other			0
Cancelled		(694,849)	(1,372,241)	(523,945)
Outstanding		783,489	2,333,924	2,984,802
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,000,000	2,596,440	1,458,334	2,000,000
Granted		0	1,720,415	0
Exercised		(375,000)	(248,976)	(249,999)
Reverse stock split		(1,825,366)
Other			0
Cancelled		(334,168)	(333,333)	(291,667)
Outstanding		61,906	2,596,440	1,458,334
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	496,019	222,800	350,615	496,019
Granted		0	0	0
Exercised		(284)	(95,926)	(145,404)
Reverse stock split		(181,118)
Other			0
Cancelled		(32,148)	(31,889)	0
Outstanding		9,250	222,800	350,615